Subsequent Events	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

On November 23, 2023, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Jiangxi Luling Rural Commercial Bank (“LRC Bank”) to borrow RMB15 million (equivalent to approximately $2,055,921) as working capital for two years, with the maturity date on November 14, 2025. The fixed interest rate of the loan was 3.95% per annum. The Company pledged certain land and property of Jiangxi Universe as collateral to guarantee this loan.